General Information - Additional Information (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩) Entity	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)
Disclosure of general information [Line Items]
Number of associates and joint ventures | Entity	119
Increase (decrease) in ownership interests in subsidiaries	₩ 462,168	₩ 262,746	₩ 418,044
Dividends paid by subsidiaries	1,403,415	441,113
POSCO INTERNATIONAL Corporation And Others [Member]
Disclosure of general information [Line Items]
Increase (decrease) in ownership interests in subsidiaries		₩ 250,363
POSCO HY Clean Metal Co., Ltd. and others [Member]
Disclosure of general information [Line Items]
Increase (decrease) in ownership interests in subsidiaries	₩ 15,440
Domestic [member]
Disclosure of general information [Line Items]
Number of subsidiaries | Entity	57
Foreign [member]
Disclosure of general information [Line Items]
Number of subsidiaries | Entity	136